Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.000%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,297,182.78

Principal:
Principal Collections	$23,549,310.81
Prepayments in Full	$11,737,367.53
Liquidation Proceeds	$430,318.16
Recoveries	$135,705.48
Sub Total	$35,852,701.98
Collections	$38,149,884.76

Purchase Amounts:
Purchase Amounts Related to Principal	$323,420.27
Purchase Amounts Related to Interest	$1,831.83
Sub Total	$325,252.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,475,136.86

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,475,136.86
Servicing Fee	$673,398.65	$673,398.65	$0.00	$0.00	$37,801,738.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,801,738.21
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$37,801,738.21
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$37,801,738.21
Interest - Class A-3 Notes	$487,119.13	$487,119.13	$0.00	$0.00	$37,314,619.08
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$37,140,042.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,140,042.25
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$37,046,083.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,046,083.25
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$36,978,217.83
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,978,217.83
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$36,894,998.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,894,998.25
Regular Principal Payment	$33,945,659.98	$33,945,659.98	$0.00	$0.00	$2,949,338.27
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,949,338.27
Residual Released to Depositor	$0.00	$2,949,338.27	$0.00	$0.00	$0.00
Total		$38,475,136.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,945,659.98
Total					$33,945,659.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,945,659.98	$57.75	$487,119.13	$0.83	$34,432,779.11	$58.58
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$33,945,659.98	$18.06	$906,739.96	$0.48	$34,852,399.94	$18.54

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$503,916,337.78	0.8572922	$469,970,677.80	0.7995418
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$765,476,337.78	0.4073069	$731,530,677.80	0.3892446

Pool Information
Weighted Average APR	3.501%	3.496%
Weighted Average Remaining Term	37.95	37.11
Number of Receivables Outstanding	50,873	49,753
Pool Balance	$808,078,381.39	$771,482,862.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$767,890,522.94	$733,395,930.17
Pool Factor	0.4162353	0.3973852

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$11,572,242.93
Yield Supplement Overcollateralization Amount	$38,086,931.88
Targeted Overcollateralization Amount	$39,952,184.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,952,184.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		140	$555,102.57
(Recoveries)		114	$135,705.48
Net Loss for Current Collection Period			$419,397.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6228%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7656%
Second Prior Collection Period			1.0288%
Prior Collection Period			0.7523%
Current Collection Period			0.6372%
Four Month Average (Current and Prior Three Collection Periods)			0.7960%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,728	$10,398,856.33
(Cumulative Recoveries)			$1,078,415.41
Cumulative Net Loss for All Collection Periods			$9,320,440.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4801%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,789.39
Average Net Loss for Receivables that have experienced a Realized Loss			$2,500.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	566	$10,847,043.11
61-90 Days Delinquent	0.20%	77	$1,505,480.79
91-120 Days Delinquent	0.07%	26	$530,174.89
Over 120 Days Delinquent	0.12%	41	$921,953.42
Total Delinquent Receivables	1.79%	710	$13,804,652.21

Repossession Inventory:
Repossessed in the Current Collection Period		33	$743,779.83
Total Repossessed Inventory		70	$1,584,207.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2744%
Prior Collection Period			0.3145%
Current Collection Period			0.2894%
Three Month Average			0.2928%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer